Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

Martin Marietta Savings and Investment Plan
EIN: 56-1848578 Plan Number: 006
Schedule H, Line 4i – Schedule of Assets
(Held at End of Year)
December 31, 2025

		(c)
	(b)	Description of Investment
	Identity of Issue,	Including Maturity Date,		(e)
	Borrower, Lessor, or	Rate of Interest, Collateral,	(d)	Current
(a)	Similar Party	Par or Maturity Value	Cost	Value
				(In Thousands)
	BlackRock Institutional Trust Company, N.A.	BlackRock Equity Index Fund J		$126,461
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index 2035 O		96,843
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index 2030 O		81,122
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index 2040 O		75,162
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index 2045 O		74,269
	Harbor Funds	Harbor Capital Appreciation R		70,339
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index 2050 O		67,006
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index Retirement O		65,719
	Galliard Capital Management, LLC	Galliard Stable Return Fund E		62,771
*	Martin Marietta Materials, Inc.	Common Stock		60,667
	Washington Mutual	American Funds Washington Mutual Class R-6		55,979
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index 2055 O		48,562
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index 2060 O		37,004
	The Vanguard Group	Vanguard International Growth Fund Admiral Shares		35,271
	The Vanguard Group	Vanguard Explorer Fund Admiral Shares		28,197
	BlackRock Institutional Trust Company, N.A.	BlackRock Lifepath® Index 2065 O		19,651
	Dodge & Cox Funds	Dodge & Cox Income Fund		16,615
	BlackRock Institutional Trust Company, N.A.	BlackRock Mid Cap Equity Index Fund M		10,582
	IS MSCI EAFE INTL K	iShares MSCI Europe, Australasia and Far East (EAFE®) International Index Fund Class K		5,222
	BlackRock Institutional Trust Company, N.A.	BlackRock US Debt Index Fund M		1,845
	BlackRock Institutional Trust Company, N.A.	BlackRock Russell 2000 Index Fund M		1,624
	Great Gray Trust Company, LLC	Galliard Retirement Income Fund Class F35		346
*	Fidelity Investments Inc.	Fidelity® Government Money Market Fund Class K6		89
	Participant loans**	Interest rates ranging from 4.00% to 10.00%, maturing through November 2040		26,990
				$1,068,336

	Note: Cost information has not been included in column (d) because all investments are participant directed.
	* Indicates party-in-interest to the Plan.
	** The accompanying financial statements classify participant loans as notes receivable from participants.